GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800
Facsimile: (215) 988-7801

     Steven M. Felsenstein, Esq.
Direct Dial:  (215) 988-7837
E-mail:  felsensteins@gtlaw.com

March 1, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:	New Century Portfolios
SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

On behalf of the New Century Portfolios (the “Trust”), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (“PEA No. 30”).

PEA No. 30 is being filed to: (i) incorporate by reference the audited financial information for the Trust for its most recent fiscal year ended October 31, 2009;  (ii) add appropriate exhibits and consents; and (iii) complete the disclosures in the Prospectus and Statement of Additional Information.

Under separate cover, the Trust filed an acceleration request for PEA No. 30 (and Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A) to accelerate their effective dates to Monday, March 1, 2010.

Questions concerning PEA No. 30 may be directed to Steven M. Felsenstein at (215) 988-7837, or in his absence, Richard M. Cutshall at (312) 476-5121.

Very truly yours,

/s/ Steven M. Felsenstein

cc:	Nicole M. Tremblay
Richard M. Cutshall